CONSOLIDATED STATEMENT OF FINANCIAL POSITION $ in Thousands	Dec. 31, 2020 USD ($)
Non-current assets
Property and equipment	$ 171	[1]
Intangible assets	76	[1]
Deferred Platform Commission Fees	89,562	[1]
Right-of-use assets	1,044	[1]
Total non-current assets	90,853	[1]
Current assets
Trade and other receivables	32,974	[1]
Loans receivable	8	[1]
Cash and cash equivalents	84,557	[1]
Prepaid tax	3,137	[1]
Total current assets	120,676	[1]
Total assets	211,529	[1]
Equity
Share capital	27	[1]
Other reserves	8,289	[1]
Accumulated deficit	(111,451)	[1]
Total equity	(103,135)	[1]
Non-current liabilities
Lease liabilities - non-current	818	[1]
Long-term deferred revenue	78,985	[1]
Total non-current liabilities	79,803	[1]
Current liabilities
Short-term loans	49	[1]
Lease liabilities - current	293	[1]
Trade and other payables	19,502	[1]
Tax liability	306	[1]
Deferred revenue	214,711	[1]
Total current liabilities	234,861	[1]
Total liabilities	314,664	[1]
Total liabilities and shareholders' equity	211,529	[1]
As previously reported
Non-current assets
Property and equipment	171
Intangible assets	76
Deferred Platform Commission Fees	89,562
Right-of-use assets	1,044
Total non-current assets	90,853
Current assets
Trade and other receivables	33,163
Loans receivable	8
Cash and cash equivalents	84,557
Prepaid tax	3,137
Total current assets	120,865
Total assets	211,718
Equity
Share capital	27
Other reserves	8,289
Accumulated deficit	(111,070)
Total equity	(102,754)
Non-current liabilities
Lease liabilities - non-current	818
Long-term deferred revenue	78,985
Total non-current liabilities	79,803
Current liabilities
Short-term loans	49
Lease liabilities - current	293
Trade and other payables	19,599
Tax liability	291
Deferred revenue	214,711
Total current liabilities	234,669
Total liabilities	314,472
Total liabilities and shareholders' equity	$ 211,718

[1]	Reflects a correction to the amount reported in Nexters Global's audited consolidated statement of financial position as at December 31, 2020 due to the identification of an immaterial error relating to the calculation of withholding taxes. For further information, see Note 4 (Use of judgements and estimates — Immaterial error).